Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Finite-Lived Intangible Assets	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 3,919	$ 0
Intangible assets useful life				4 years	6 years
Depreciation and amortization expense			$ 319